Annual Total Returns- Vanguard SP Small-Cap 600 Value Index Fund (ETF) [BarChart] - ETF - Vanguard SP Small-Cap 600 Value Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(1.54%)	17.97%	39.67%	7.31%	(6.84%)	31.07%	11.50%	(12.77%)	24.40%